SHARE-BASED COMPENSATION EXPENSES (Details 1) - Share Incentive Plan 2017 and 2018 - ¥ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of shares
Balance	187,933,730	0
Granted	0	187,933,730
Exercised	0	0
Surrendered	0	0
Balance	187,933,730	187,933,730
Exercisable	150,346,984	112,760,238
Expected to vest	37,586,746	75,173,492
Weighted average exercise price
Balance	¥ 0.00	¥ 0.00
Granted	0.00	0.00
Exercised	0.00	0.00
Surrendered	0.00	0.00
Balance	0.00	0.00
Exercisable	0.00	0.00
Expected to vest	0.00	0.00
Weighted average grant date fair value
Balance	1.27	0.00
Granted	0.00	1.27
Exercised	0.00	0.00
Surrendered	0.00	0.00
Balance	1.27	1.27
Exercisable	1.27	1.27
Expected to vest	¥ 1.27	¥ 1.27